Accounting Policies, by Policy (Policies) - EBP 003 [Member]	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting	Basis of Accounting The Plan's financial statements are presented using the accrual method of accounting in conformity with generally accepted accounting principles.
Use of Estimates	Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and changes therein. Actual results could differ from those estimates.
Investment Valuation and Income Recognition	Investment Valuation and Income Recognition

Plan assets held in mutual funds (shares of registered investment companies) and the Company's Class A non-voting common stock are unsecured and are traded on national securities exchanges.  Mutual funds and common stock are valued at quoted market prices at December 31, 2025 and 2024.

Plan assets held in a common collective trust are unsecured and are valued at net asset value (“NAV”).  The common collective trusts represent investments in the T. Rowe Price Stable Value Fund.  NAV is determined by T. Rowe Price based on the fair value of the underlying securities held by the common collective trust.  Plan assets invested in pooled separate accounts are valued by Empower Annuity Insurance Company (EAIC) at a per unit price based on the value of the underlying investments.

In accordance with the policy of stating investments at fair value, net unrealized appreciation for the year is included in the statement of changes in net assets available for benefits and includes the Plan's gains and losses on investments bought and sold as well as held during the year.

Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date.
Participants' Notes Receivable	Participants' Notes Receivable

Participant loans are classified as participants' notes receivable, and are measured at the unpaid principal balance plus unpaid accrued interest. The Plan classifies loans in default for various events, including failure to pay timely installments. Defaulted loans are deemed distributed and recorded as benefits paid to participants in the statement of changes in net assets available for benefits. In 2025, no amounts were recorded as deemed distributions.
Contributions	Contributions Participant contributions and related employer contributions are recorded in the period that the compensation is paid to the participant.
Benefit Payments and Participant Distributions	Benefit Payments and Participant Distributions Benefit payments to participants are recorded upon distribution
Income Taxes	Income Taxes

Effective December 15, 2021, the Company restated the Plan Document utilizing the Ft. William Volume Submitter Adoption Agreement including custom language.  The custom language changes did not convert the Plan Document into an individually designed plan, however, the Company requested an updated favorable determination letter from the Internal Revenue Service “IRS” regarding the qualified status of the Plan.  A favorable determination letter was received from the IRS on September 1, 2022.  No provision for income taxes has been included in the financial statements.

The Plan Sponsor has analyzed the tax positions taken by the Plan and has concluded that, as of December 31, 2025, no uncertain tax positions are taken or expected to be taken that would require recognition of a liability (or asset) or disclosure in the financial statements. The Plan is subject to routine audits by taxing jurisdictions; however, currently no audits are in progress for any tax periods
Cash and Cash Equivalents	Cash and Cash Equivalents Cash and cash equivalents include cash and short-term interest-bearing investments with initial maturities of three months or less.